Derivative Financial Instruments - Fair Values of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	$ 37,059	$ 38,683
Liability Derivatives	18,623	21,835
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	18,624	20,313
Liability Derivatives	350	3,359
Designated as Hedging Instrument | Interest rate cap agreements | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	334	456
Designated as Hedging Instrument | Interest rate cap agreements | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
Designated as Hedging Instrument | Interest rate floor agreements | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	3,954	4,221
Designated as Hedging Instrument | Interest rate floor agreements | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
Designated as Hedging Instrument | Fixed Income Interest Rate | Interest rate swap agreement | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	14,336	15,636
Designated as Hedging Instrument | Fixed Income Interest Rate | Interest rate swap agreement | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	350	3,359
No hedge designation
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	18,435	18,370
Liability Derivatives	18,273	18,476
No hedge designation | Rate-lock mortgage loan commitments | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	100	173
No hedge designation | Rate-lock mortgage loan commitments | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
No hedge designation | Mandatory commitments to sell mortgage loans | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	62	0
No hedge designation | Mandatory commitments to sell mortgage loans | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	279
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Other assets | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	15,799	12,683
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Other liabilities | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	2,474	5,514
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Other assets | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	2,474	5,514
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Other liabilities | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	$ 15,799	$ 12,683